WEBs ETF Trust

WEBs Defined Volatility XLV ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.1%
United States – 51.1%
Health Care Select Sector SPDR Fund	951	$124,039
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,987)		124,039

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 50.6%
Time Deposits – 50.6%
Citibank, New York, 3.68% 08/01/2025	$33,003	33,003
Sumitomo Mitsui Trust Bank, London, 3.68% 08/01/2025(1)	90,000	90,000
TOTAL TIME DEPOSITS (Cost - $123,003)		123,003
TOTAL SHORT-TERM INVESTMENTS (Cost - $123,003)		123,003

TOTAL INVESTMENTS – 101.7% (Cost - $249,990)		247,042
OTHER ASSETS LESS LIABILITIES – (1.7)%		(4,083)
NET ASSETS – 100.0%		$242,959

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Health Care Select Sector SPDR Fund	OBFR + 1.25%	Monthly	USD	149	08/25/2026	$(3,723)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate